Eaton Vance Management

Two International Place

Boston, MA 02110

(617)482-8260

www.eatonvance.com

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the form of prospectus for Parametric Commodity Strategy Fund and forms of statement of additional information used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 296 (“Amendment No. 296”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 296 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-18-000835) on April 26, 2018.

Eaton Vance Stock Fund

Eaton Vance Tax-Managed Growth Fund 1.1

Eaton Vance Tax-Managed Growth Fund 1.2

Parametric Commodity Strategy Fund

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: May 2, 2018